SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

STATEMENT OF CONDITION -- June 30, 1999 -- Unaudited

 ASSETS:
   Investments in MFS/Sun Life Series Trust:             Shares        Cost         Value
                                                       ----------  ------------  ------------
     Capital Appreciation Series ("CAS").............     698,553  $ 28,192,123  $ 30,872,506
     Conservative Growth Series ("CGS")..............     869,214    27,410,585    32,601,755
     Government Securities Series ("GSS")............     573,517     7,272,559     7,144,479
     High Yield Series ("HYS").......................     694,279     6,468,237     6,153,350
     Managed Sectors Series ("MSS")..................     134,956     3,700,136     4,418,541
     Money Market Series ("MMS").....................   5,884,043     5,884,043     5,884,043
     Total Return Series ("TRS").....................     442,426     8,985,269     8,470,396
     Global Governments Series ("GGS")...............      76,508       833,528       776,596
     Zero Coupon Series:
     2000 Portfolio ("ZCS-2000").....................     366,232     3,188,707     3,098,292
                                                                   ------------  ------------
         Net Assets:.............................................  $ 91,935,187  $ 99,419,958
                                                                   ------------  ------------
                                                                   ------------  ------------

NET ASSETS APPLICABLE TO CONTRACT OWNERS:

                                             Units    Unit Value     Value
                                           ---------  ----------  ------------
     CAS - Level 1.......................     33,352   $  62.4023 $  2,082,132
     CAS - Level 2.......................    455,879      63.0453   28,790,374
     CGS - Level 1.......................     32,901      54.9788    1,806,804
     CGS - Level 2.......................    554,417      55.5453   30,794,951
     GSS - Level 1.......................     37,052      21.3332      791,872
     GSS - Level 2.......................    294,389      21.5532    6,352,607
     HYS - Level 1.......................     11,284      26.0124      286,790
     HYS - Level 2.......................    223,112      26.2806    5,866,560
     MSS - Level 1.......................     10,228      53.4897      550,466
     MSS - Level 2.......................     71,566      54.0411    3,868,075
     MMS - Level 1.......................     98,296      16.6862    1,636,110
     MMS - Level 2.......................    252,045      16.8582    4,247,933
     TRS - Level 1.......................     29,749      33.7701    1,004,011
     TRS - Level 2.......................    219,791      34.1181    7,466,385
     GGS - Level 1.......................      4,294      19.1543       77,372
     GGS - Level 2.......................     36,129      19.3519      699,224
     ZCS-2000 - Level 1..................     15,238      21.4416      327,145
     ZCS-2000 - Level 2..................    127,948      21.6627    2,771,147
                                                                  ------------
         Net Assets:............................................  $ 99,419,958
                                                                  ------------
                                                                  ------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

STATEMENTS OF OPERATIONS -- Six Months Ended June 30, 1999 -- Unaudited

                                               CAS           CGS           GSS           HYS            MSS
                                           Sub-Account   Sub-Account   Sub-Account   Sub-Account    Sub-Account
                                           -----------   -----------   -----------   ------------   -----------
 INCOME:
   Dividend income and capital gain
    distributions received...............  $3,280,434    $2,393,462    $  377,865    $    511,037   $       --
                                           -----------   -----------   -----------   ------------   -----------
 EXPENSES:
   Mortality and expense risk charges....  $   87,116    $   92,894    $   22,703    $     18,894   $   12,837
   Minimum death benefit guarantee
    charges..............................       2,822         2,250         1,018             416          671
   Administrative charges................      30,732        32,315         8,179           6,547        4,682
                                           -----------   -----------   -----------   ------------   -----------
     Total expenses......................  $  120,670    $  127,459    $   31,900    $     25,857   $   18,190
                                           -----------   -----------   -----------   ------------   -----------
       Net investment income (loss)......  $3,159,764    $2,266,003    $  345,965    $    485,180   $  (18,190)
                                           -----------   -----------   -----------   ------------   -----------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $2,372,151    $1,112,772    $1,137,616    $    748,568   $  974,835
     Costs of investments sold...........   1,869,363       824,440     1,064,063         726,948      923,755
                                           -----------   -----------   -----------   ------------   -----------
       Net realized gains (losses).......  $  502,788    $  288,332    $   73,553    $     21,620   $   51,080
                                           -----------   -----------   -----------   ------------   -----------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................  $2,680,383    $5,191,170    $ (128,080)   $   (314,887)  $  718,405
     Beginning of period.................   4,071,355     6,046,832       484,778         (94,921)     121,696
                                           -----------   -----------   -----------   ------------   -----------
       Change in unrealized appreciation
        (depreciation)...................  $(1,390,972)  $ (855,662)   $ (612,858)   $   (219,966)  $  596,709
                                           -----------   -----------   -----------   ------------   -----------
   Realized and unrealized gains
    (losses).............................  $ (888,184)   $ (567,330)   $ (539,305)   $   (198,346)  $  647,789
                                           -----------   -----------   -----------   ------------   -----------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $2,271,580    $1,698,673    $ (193,340)   $    286,834   $  629,599
                                           -----------   -----------   -----------   ------------   -----------
                                           -----------   -----------   -----------   ------------   -----------


                                               MMS           TRS           GGS         ZCS-2000
                                           Sub-Account   Sub-Account   Sub-Account   Sub-Account
                                           -----------   -----------   -----------   ------------
 INCOME:
   Dividend income and capital gain
    distributions received...............  $  136,021    $1,240,326    $   86,870    $    207,141
                                           -----------   -----------   -----------   ------------
 EXPENSES:
   Mortality and expense risk charges....  $   18,844    $   25,594    $    2,547    $      9,886
   Minimum death benefit guarantee
    charges..............................       1,851         1,258           108             454
   Administrative charges................       7,392         9,286           914           3,568
                                           -----------   -----------   -----------   ------------
     Total expenses......................  $   28,087    $   36,138    $    3,569    $     13,908
                                           -----------   -----------   -----------   ------------
       Net investment income (loss)......  $  107,934    $1,204,188    $   83,301    $    193,233
                                           -----------   -----------   -----------   ------------
 REALIZED AND UNREALIZED GAINS (LOSSES):
   Realized gains (losses) on investment
    transactions:
     Proceeds from sales.................  $2,724,681    $1,116,534    $  135,024    $    511,581
     Costs of investments sold...........   2,724,681     1,011,007       121,609         483,035
                                           -----------   -----------   -----------   ------------
       Net realized gains (losses).......  $   --        $  105,527    $   13,415    $     28,546
                                           -----------   -----------   -----------   ------------
   Net unrealized appreciation
    (depreciation) on investments:
     End of period.......................  $   --        $ (514,873)   $  (56,932)   $    (90,415)
     Beginning of period.................          81       418,488       105,791         112,982
                                           -----------   -----------   -----------   ------------
       Change in unrealized appreciation
        (depreciation)...................  $       81    $ (933,361)   $ (162,723)   $   (203,397)
                                           -----------   -----------   -----------   ------------
   Realized and unrealized gains
    (losses).............................  $       81    $ (827,834)   $ (149,308)   $   (174,851)
                                           -----------   -----------   -----------   ------------
 INCREASE (DECREASE) IN NET ASSETS FROM
  OPERATIONS.............................  $  108,015    $  376,354    $  (66,007)   $     18,382
                                           -----------   -----------   -----------   ------------
                                           -----------   -----------   -----------   ------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

STATEMENTS OF CHANGES IN NET ASSETS

                                                     CAS                           CGS                           GSS
                                                 Sub-Account                   Sub-Account                   Sub-Account
                                         ----------------------------  ----------------------------  ----------------------------
                                           Six Months     Year Ended     Six Months     Year Ended     Six Months     Year Ended
                                         Ended June 30,  December 31,  Ended June 30,  December 31,  Ended June 30,  December 31,
                                         1999 Unaudited      1998      1999 Unaudited      1998      1999 Unaudited      1998
                                         --------------  ------------  --------------  ------------  --------------  ------------
OPERATIONS:
  Net investment income (loss).........   $  3,159,764    $2,990,468    $  2,266,003    $1,849,587    $    345,965    $  360,564
  Net realized gains (losses)..........        502,788       888,948         288,332     1,372,038          73,553        69,619
  Net unrealized gains (losses)........     (1,390,972)    2,781,163        (855,662)    2,676,351        (612,858)      183,715
                                         --------------  ------------  --------------  ------------  --------------  ------------
      Increase (Decrease) in net assets
       from operations.................   $  2,271,580    $6,660,579    $  1,698,673    $5,897,976    $   (193,340)   $  613,898
                                         --------------  ------------  --------------  ------------  --------------  ------------
CONTRACT OWNER TRANSACTIONS:
  Transfers between Sub-Accounts.......   $    354,487    $ (765,823)   $    755,473    $ (209,959)   $   (205,319)   $  184,794
  Transfers to loan value account......        (82,524)     (667,691)        (91,760)     (478,245)       (106,461)     (158,811)
  Contract surrenders..................       (388,563)   (1,159,053)       (283,206)     (397,789)       (388,941)     (495,964)
  Charges for life insurance
   protection..........................        (69,647)     (147,415)        (85,499)     (172,639)        (38,788)      (80,019)
  Death benefits.......................       (524,498)     (946,644)       (231,622)   (1,015,161)         (5,969)      (85,670)
                                         --------------  ------------  --------------  ------------  --------------  ------------
  Increase (Decrease) in net assets
   from contract owner transactions....   $   (710,745)   $(3,686,626)  $     63,386    $(2,273,793)  $   (745,478)   $ (635,670)
                                         --------------  ------------  --------------  ------------  --------------  ------------
    Increase (Decrease) in net
     assets............................   $  1,560,835    $2,973,953    $  1,762,059    $3,624,183    $   (938,818)   $  (21,772)
NET ASSETS:
  Beginning of Period..................     29,311,671    26,337,718      30,839,696    27,215,513       8,083,297     8,105,069
                                         --------------  ------------  --------------  ------------  --------------  ------------
  End of Period........................   $ 30,872,506    $29,311,671   $ 32,601,755    $30,839,696   $  7,144,479    $8,083,297
                                         --------------  ------------  --------------  ------------  --------------  ------------
                                         --------------  ------------  --------------  ------------  --------------  ------------

                                                     HYS                           MSS                           MMS
                                                 Sub-Account                   Sub-Account                   Sub-Account
                                         ----------------------------  ----------------------------  ----------------------------
                                           Six Months     Year Ended     Six Months     Year Ended     Six Months     Year Ended
                                         Ended June 30,  December 31,  Ended June 30,  December 31,  Ended June 30,  December 31,
                                         1999 Unaudited      1998      1999 Unaudited      1998      1999 Unaudited      1998
                                         --------------  ------------  --------------  ------------  --------------  ------------
OPERATIONS:
  Net investment income (loss).........   $    485,180    $  388,076    $    (18,190)   $  516,294    $    107,934    $  268,232
  Net realized gains (losses)..........         21,620        62,109          51,080       (90,320)             --            --
  Net unrealized gains (losses)........       (219,966)     (418,866)        596,709         1,389              81            81
                                         --------------  ------------  --------------  ------------  --------------  ------------
    Increase (Decrease) in net assets
     from operations...................   $    286,834    $   31,319    $    629,599    $  427,363    $    108,015    $  268,313
                                         --------------  ------------  --------------  ------------  --------------  ------------
CONTRACT OWNER TRANSACTIONS:
  Transfers between Sub-Accounts.......   $    (64,963)   $ (348,204)   $   (132,709)   $   81,592    $    (38,878)   $1,451,763
  Transfers to loan value account......        (15,663)      (23,783)        (22,993)     (185,353)       (105,188)      (90,938)
  Contract surrenders..................        (61,182)     (551,609)        (30,461)      (42,285)       (979,118)     (442,507)
  Charges for life insurance
   protection..........................        (21,249)      (46,752)        (15,360)      (35,874)        (57,826)     (122,919)
  Death benefits.......................        (70,976)      (87,084)        (14,695)           --         (32,357)       (1,996)
                                         --------------  ------------  --------------  ------------  --------------  ------------
    Increase (Decrease) in net assets
     from contract owner
     transactions......................   $   (234,033)   $(1,057,432)  $   (216,218)   $ (181,920)   $ (1,213,367)   $  793,403
                                         --------------  ------------  --------------  ------------  --------------  ------------
      Increase (Decrease) in net
       assets..........................   $     52,801    $(1,026,113)  $    413,381    $  245,443    $ (1,105,352)   $1,061,716
NET ASSETS:
  Beginning of period..................      6,100,549     7,126,662       4,005,160     3,759,717       6,989,395     5,927,679
                                         --------------  ------------  --------------  ------------  --------------  ------------
  End of period........................   $  6,153,350    $6,100,549    $  4,418,541    $4,005,160    $  5,884,043    $6,989,395
                                         --------------  ------------  --------------  ------------  --------------  ------------
                                         --------------  ------------  --------------  ------------  --------------  ------------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

                                                              TRS                       GGS
                                                          Sub-Account               Sub-Account
                                                    ------------------------  ------------------------
                                                    Six Months                Six Months
                                                    Ended June   Year Ended   Ended June   Year Ended
                                                     30, 1999     December     30, 1999     December
                                                     Unaudited    31, 1998     Unaudited    31, 1998
                                                    -----------  -----------  -----------  -----------
OPERATIONS:
  Net investment income (loss)....................   $1,204,188   $ 868,254    $  83,301    $   4,434
  Net realized gains (losses).....................     105,527      225,177       13,415         (889)
  Net unrealized gains (losses)...................    (933,361)    (249,777)    (162,723)     120,753
                                                    -----------  -----------  -----------  -----------
      Increase (Decrease) in net assets from
       operations.................................   $ 376,354    $ 843,654    $ (66,007)   $ 124,298
                                                    -----------  -----------  -----------  -----------
CONTRACT OWNER TRANSACTIONS:
  Transfers between Sub-Accounts..................   $(245,991)   $  42,584    $(115,597)   $(409,530)
  Transfers from loan value account...............    (102,586)    (134,636)      (2,700)       3,877
  Contract surrenders.............................    (206,017)    (399,794)      --          (23,214)
  Charges for life insurance protection...........     (31,253)     (66,761)      (4,798)     (11,409)
  Death benefits..................................      --          (69,378)      --           --
                                                    -----------  -----------  -----------  -----------
    Increase (Decrease) in net assets from
     contract owner transactions..................   $(585,847)   $(627,985)   $(123,095)   $(440,276)
                                                    -----------  -----------  -----------  -----------
      Increase (Decrease) in net assets...........   $(209,493)   $ 215,669    $(189,102)   $(315,978)
NET ASSETS:
  Beginning of period.............................   8,679,889    8,464,220      965,698    1,281,676
                                                    -----------  -----------  -----------  -----------
  End of period...................................   $8,470,396   $8,679,889   $ 776,596    $ 965,698
                                                    -----------  -----------  -----------  -----------
                                                    -----------  -----------  -----------  -----------


                                                            ZCS-2000
                                                    ------------------------
                                                    Six Months
                                                    Ended June   Year Ended
                                                     30, 1999     December
                                                     Unaudited    31, 1998
                                                    -----------  -----------
OPERATIONS:
  Net investment income (loss)....................   $ 193,233    $ 181,510
  Net realized gains (losses).....................      28,546       (5,342)
  Net unrealized gains (losses)...................    (203,397)      37,371
                                                    -----------  -----------
      Increase (Decrease) in net assets from
       operations.................................   $  18,382    $ 213,539
                                                    -----------  -----------
CONTRACT OWNER TRANSACTIONS:
  Transfers between Sub-Accounts..................   $(306,503)   $ (27,217)
  Transfers to loan value account.................        (174)    (117,344)
  Contract surrenders.............................     (78,615)    (190,173)
  Charges for life insurance protection...........      (8,277)     (19,412)
  Death benefits..................................      --           --
                                                    -----------  -----------
    Increase (Decrease) in net assets from
     contract owner transactions..................   $(393,569)   $(354,146)
                                                    -----------  -----------
      Increase (Decrease) in net assets...........   $(375,187)   $(140,607)
NET ASSETS:
  Beginning of period.............................   3,473,479    3,614,086
                                                    -----------  -----------
  End of period...................................   $3,098,292   $3,473,479
                                                    -----------  -----------
                                                    -----------  -----------

                       See notes to financial statements

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
Sun Life of Canada (U.S.) Variable Account E (the "Variable Account"), a separate account of Sun Life Assurance Company of Canada (U.S.) (the "Sponsor"), was established on December 3, 1985 as a funding vehicle for single premium variable life insurance contracts. The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust.

The assets of the Variable Account are divided into Sub-Accounts. Each Sub-Account is invested in shares of a specific series of MFS/Sun Life Series Trust (the "Series Trust") an open-end management investment company registered under the Investment Company Act of 1940. Massachusetts Financial Services Company, an affiliate of the Sponsor, is the investment adviser to the Series Trust.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL

The preparation of financial statements in conformity with generally accepted accounting principles requires the Sponsor's management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENT VALUATIONS

Investments in shares of the Series Trust are recorded at their net asset value. Realized gains and losses on sales of shares of the Series Trust are determined on the identified cost basis. Dividend income and capital gain distributions received by the Sub-Accounts are reinvested in additional shares of the Series Trust and are recognized on the ex-dividend date.

Exchanges between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds.

FEDERAL INCOME TAX STATUS

The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Variable Account is not taxed as a regulated investment company. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code. Under existing federal income tax law, investment income and capital gains earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes.

(3) CONTRACT CHARGES
Certain charges based on the value of the Variable Account are paid to the Sponsor from the Variable Account at the end of each valuation period as follows: (i) an administrative charge of 0.35% for the first ten

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

(3) CONTRACT CHARGES -- continued
contract years and 0.20% thereafter; (ii) a mortality and expense risk charge of 0.60%; and (iii) a minimum death benefit guarantee charge of 0.25% for the first ten contract years with no deduction thereafter. Accounts are transferred from Level 1 to Level 2 in the month following the tenth contract anniversary.

On each Monthly Anniversary Date after the Contract Date, a charge for providing life insurance protection is imposed by the Sponsor against the contract's account value. This charge will be based upon the Sponsor's expectations of future mortality experience, but it will never be higher than the amount based upon the 1980 CSO Mortality Table C, and in most cases it will be lower.

The Sponsor does not deduct a sales charge from the premium payment. However, a withdrawal charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract. In no event shall the aggregate withdrawal charges exceed 8% of the single premium payment made under the contract.

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

(4) UNIT ACTIVITY FROM CONTRACT OWNER TRANSACTIONS

                                                   CAS - Level 1           CAS - Level 2           CGS - Level 1
                                                    Sub-Account             Sub-Account             Sub-Account
                                               ---------------------   ---------------------   ---------------------
                                                  Six                     Six                     Six
                                                Months                  Months                  Months
                                                 Ended       Year        Ended       Year        Ended       Year
                                               June 30,      Ended     June 30,      Ended     June 30,      Ended
                                                 1999      December      1999      December      1999      December
                                               Unaudited   31, 1998    Unaudited   31, 1998    Unaudited   31, 1998
                                               ---------   ---------   ---------   ---------   ---------   ---------
Units Outstanding
    Beginning of period......................    46,335      92,847     454,818     482,707      36,127      78,746
    Units transferred between Sub-Accounts...   (12,292)    (45,455)     18,179      28,736      (2,806)    (40,339)
    Units transferred (to) from loan value
     account.................................      (251)        430      (1,145)    (12,565)       (324)        (91)
    Units surrendered........................       (50)     (1,137)     (6,283)    (23,466)         --      (1,069)
    Units cancelled in payment of charges for
     life insurance protection...............      (105)       (350)     (1,068)     (2,545)        (96)       (311)
    Units cancelled in payment of death
     benefits................................      (285)         --      (8,622)    (18,049)         --        (809)
                                               ---------   ---------   ---------   ---------   ---------   ---------
Units Outstanding
    End of period............................    33,352      46,335     455,879     454,818      32,901      36,127
                                               ---------   ---------   ---------   ---------   ---------   ---------
                                               ---------   ---------   ---------   ---------   ---------   ---------


                                                   CGS - Level 2           GSS - Level 1           GSS - Level 2
                                                    Sub-Account             Sub-Account             Sub-Account
                                               ---------------------   ---------------------   ---------------------
                                                  Six                     Six                     Six
                                                Months                  Months                  Months
                                                 Ended       Year        Ended       Year        Ended       Year
                                               June 30,      Ended     June 30,      Ended     June 30,      Ended
                                                 1999      December      1999      December      1999      December
                                               Unaudited   31, 1998    Unaudited   31, 1998    Unaudited   31, 1998
                                               ---------   ---------   ---------   ---------   ---------   ---------
Units Outstanding
    Beginning of period......................   550,067     556,809      38,842      62,704     326,819     332,752
    Units transferred between Sub-Accounts...    16,916      34,927      (1,207)    (22,653)     (8,339)     31,761
    Units transferred (to) from loan value
     account.................................    (1,356)     (9,084)       (367)       (111)     (4,473)     (7,241)
    Units surrendered........................    (5,320)     (8,422)         --        (602)    (17,776)    (23,198)
    Units cancelled in payment of charges for
     life insurance protection...............    (1,511)     (3,340)       (216)       (496)     (1,563)     (3,268)
    Units cancelled in payment of death
     benefits................................    (4,379)    (20,823)         --          --        (279)     (3,987)
                                               ---------   ---------   ---------   ---------   ---------   ---------
Units Outstanding
    End of period............................   554,417     550,067      37,052      38,842     294,389     326,819
                                               ---------   ---------   ---------   ---------   ---------   ---------
                                               ---------   ---------   ---------   ---------   ---------   ---------

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

(4) UNIT ACTIVITY FROM CONTRACT OWNER TRANSACTIONS -- continued

                                                   HYS - Level 1           HYS - Level 2           MSS - Level 1
                                                    Sub-Account             Sub-Account             Sub-Account
                                               ---------------------   ---------------------   ---------------------
                                                 Six                      Six                     Six
                                                Months                  Months                  Months
                                                Ended                    Ended       Year        Ended       Year
                                               June 30,   Year Ended   June 30,      Ended     June 30,      Ended
                                                 1999      December      1999      December      1999      December
                                               Unaudited   31, 1998    Unaudited   31, 1998    Unaudited   31, 1998
                                               --------   ----------   ---------   ---------   ---------   ---------
Units Outstanding
  Beginning of period........................   17,206       43,889     225,883     238,993      11,622      35,850
    Units transferred between Sub-Accounts...   (5,895)     (26,154)      3,585      13,090      (1,024)    (22,738)
    Units transferred (to) from loan value
     account.................................       (2)          88        (570)     (1,007)       (258)     (1,187)
    Units surrendered........................       --           --      (2,298)    (20,572)         --          --
    Units cancelled in payment of charges for
     life insurance protection...............      (25)        (168)       (787)     (1,662)       (112)       (303)
    Units cancelled in payment of death
     benefits................................       --         (449)     (2,701)     (2,959)         --          --
                                               --------   ----------   ---------   ---------   ---------   ---------
Units Outstanding
  End of period..............................   11,284       17,206     223,112     225,883      10,228      11,622
                                               --------   ----------   ---------   ---------   ---------   ---------
                                               --------   ----------   ---------   ---------   ---------   ---------


                                                   MSS - Level 2           MMS - Level 1           MMS - Level 2
                                                    Sub-Account             Sub-Account             Sub-Account
                                               ---------------------   ---------------------   ---------------------
                                                 Six                      Six                     Six
                                                Months                  Months                  Months
                                                Ended                    Ended       Year        Ended       Year
                                               June 30,   Year Ended   June 30,      Ended     June 30,      Ended
                                                 1999      December      1999      December      1999      December
                                               Unaudited   31, 1998    Unaudited   31, 1998    Unaudited   31, 1998
                                               --------   ----------   ---------   ---------   ---------   ---------
Units Outstanding
  Beginning of period........................   73,971       53,716      82,874     133,612     339,983     240,045
    Units transferred between Sub-Accounts...   (1,163)      24,929      19,204     (42,257)    (21,494)    132,055
    Units transferred (to) from loan value
     account.................................     (167)      (2,788)     (1,632)     (3,427)     (4,668)     (2,230)
    Units surrendered........................     (597)      (1,361)        (58)     (1,540)    (58,459)    (25,686)
    Units cancelled in payment of charges for
     life insurance protection...............     (192)        (525)     (1,478)     (3,514)     (1,996)     (4,078)
    Units cancelled in payment of death
     benefits................................     (286)          --        (614)         --      (1,321)       (123)
                                               --------   ----------   ---------   ---------   ---------   ---------
Units Outstanding
    End of period............................   71,566       73,971      98,296      82,874     252,045     339,983
                                               --------   ----------   ---------   ---------   ---------   ---------
                                               --------   ----------   ---------   ---------   ---------   ---------

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

(4) UNIT ACTIVITY FROM CONTRACT OWNER TRANSACTIONS -- continued

                                                   TRS - Level 1           TRS - Level 2           GGS - Level 1
                                                    Sub-Account             Sub-Account             Sub-Account
                                               ---------------------   ---------------------   ---------------------
                                                 Six                      Six                     Six
                                                Months                  Months                  Months
                                                Ended                    Ended       Year        Ended       Year
                                               June 30,   Year Ended   June 30,      Ended     June 30,      Ended
                                                 1999      December      1999      December      1999      December
                                               Unaudited   31, 1998    Unaudited   31, 1998    Unaudited   31, 1998
                                               --------   ----------   ---------   ---------   ---------   ---------
Units Outstanding
  Beginning of period........................   38,827       83,559     228,221     204,285       4,750      21,982
    Units transferred between Sub-Accounts...   (8,776)     (37,608)      1,492      38,610        (404)    (17,007)
    Units transferred (to) from loan value
     account.................................     (180)         (58)     (2,877)     (4,388)         --         (55)
    Units surrendered........................       --       (5,081)     (6,221)     (7,889)         --          --
    Units cancelled in payment of charges for
     life insurance protection...............     (122)        (454)       (824)     (1,701)        (52)       (170)
    Units cancelled in payment of death
     benefits................................       --       (1,531)         --        (696)         --          --
                                               --------   ----------   ---------   ---------   ---------   ---------
Units Outstanding
  End of period..............................   29,749       38,827     219,791     228,221       4,294       4,750
                                               --------   ----------   ---------   ---------   ---------   ---------
                                               --------   ----------   ---------   ---------   ---------   ---------


                                                   GGS - Level 2        ZCS-2000 - Level 1      ZCS-2000 - Level 2
                                                    Sub-Account             Sub-Account             Sub-Account
                                               ---------------------   ---------------------   ---------------------
                                                 Six                      Six                     Six
                                                Months                  Months                  Months
                                                Ended                    Ended       Year        Ended       Year
                                               June 30,   Year Ended   June 30,      Ended     June 30,      Ended
                                                 1999      December      1999      December      1999      December
                                               Unaudited   31, 1998    Unaudited   31, 1998    Unaudited   31, 1998
                                               --------   ----------   ---------   ---------   ---------   ---------
Units Outstanding
  Beginning of period........................   41,683       48,519      19,758      62,003     141,678     116,837
    Units transferred between Sub-Accounts...   (5,234)      (5,411)     (4,504)    (35,269)     (9,714)     33,694
    Units transferred (to) from loan value
     account.................................     (134)         262          --      (2,887)         (8)     (2,818)
    Units surrendered........................       --       (1,257)         --      (3,970)     (3,640)     (5,225)
    Units cancelled in payment of charges for
     life insurance protection...............     (186)        (430)        (16)       (119)       (368)       (810)
    Units cancelled in payment of death
     benefits................................       --           --          --          --          --          --
                                               --------   ----------   ---------   ---------   ---------   ---------
Units Outstanding
  End of period..............................   36,129       41,683      15,238      19,758     127,948     141,678
                                               --------   ----------   ---------   ---------   ---------   ---------
                                               --------   ----------   ---------   ---------   ---------   ---------

COMPASS-LIFE

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT E

DIRECTORS AND OFFICERS OF
SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
DONALD A. STEWART, Chairman and Director
C. JAMES PRIEUR, President and Director
JAMES A. McNULTY, III, Sr. Vice President and
  General Manager and Director
RICHARD B. BAILEY, Director
M. COLYER CRUM, Director
GREGORY W. GEE, Director
DAVID D. HORN, Director
ANGUS A. MacNAUGHTON, Director
S. CAESAR RABOY, Director
PETER F. DEMUTH, Vice President, Chief
  Counsel and Assistant Secretary
ELLEN B. KING, Counsel, Litigation and Secretary
ROBERT P. VROLYK, Vice President, Finance,
  Actuary and Treasurer

SUN LIFE ASSURANCE COMPANY
OF CANADA (U.S.)

Variable Life Service Unit, SC 1278
One Sun Life Executive Park
Wellesley Hills, MA 02481
Call Toll Free 1-800-445-4070

GENERAL DISTRIBUTOR
Clarendon Insurance Agency, Inc.
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street, Boston, Massachusetts 02110-2875

                                                                       ISSUED BY
                                    SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.),
                                                    A WHOLLY-OWNED SUBSIDIARY OF
                                        SUN LIFE OF CANADA (U.S.) HOLDINGS, INC.
                                                                     CO2-2/99 6M

                                      LOGO

                                                         SINGLE PREMIUM VARIABLE
                                                                  LIFE INSURANCE
                               -------------------------------------------------
                                               SEMI-ANNUAL REPORT, JUNE 30, 1999
                                      LOGO